RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" was as follows:

	Years ended December 31
(In millions of dollars)	2018	2017

Salaries and other short-term employee benefits	13	10
Post-employment benefits	2	3
Stock-based compensation [1]	18	19

Total compensation	33	32

[1]	Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
We carried out the following business transactions with our associates and joint arrangements. Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2018	2017

Revenue	86	74
Purchases	197	198
Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2018	2017	2018	2017

Printing and legal services	13	17	—	—

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2018	2017

Accounts receivable	99	80
Accounts payable and accrued liabilities	20	26